Note 13 - Commitments and Contingencies (December 31, 2010)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Text Block]
Note 9 – Commitments and Contingencies

The Company is involved in various inquiries, administrative proceedings and litigation relating to matters arising in the normal course of business. The Company is not currently a defendant in any material litigation and is not aware of any threatened litigation that could have a material effect on the Company. Management is not able to estimate the minimum loss to be incurred, if any, as a result of the final outcome of these matters but believes they are not likely to have a material adverse effect upon the Company’s financial position or results of operations and, accordingly, no provision for loss has been recorded.

Voyager Oil & Gas, Inc. – Indemnification Agreement

In connection with the transfer of the Ante5 assets to us, we assumed certain liabilities of Ante4 relating to the previous WPT business. We also agreed to indemnify Ante4 and related individuals from (a) liabilities and expenses relating to operations of Ante4 prior to the effective date of the merger between Ante4, Inc. and Plains Energy Investments, Inc., (b) operation or ownership of Ante5’s assets after the merger effective date, and (c) certain tax liabilities of Ante4. Ante5’s obligation to indemnify Ante4 with respect to its former operations and certain tax liabilities is limited to $2.5 million in the aggregate.

FDIC Limits

The Company periodically maintains cash balances at banks in excess of federally insured amounts.  The extent of loss, if any, to be sustained as a result of any future failure of a bank or other financial institution is not subject to estimation at this time.

PartyGaming

The Company has recorded a contingent consideration receivable pursuant to FASB ASC 310-10-35 from the sale of substantially all of the assets of WPT Enterprises, Inc. prior to our spin-off from Ante4, Inc. on April 16, 2010. We have a dispute with Peerless Media, Ltd. (“Peerless”), a subsidiary of ElectraWorks, Ltd., the primary operating subsidiary of PartyGaming, PLC, now bwin.party digital entertainment Plc, regarding their performance of obligations with respect to the WPT Business purchased by it from Ante4 in November 2009. Accordingly, we have initiated arbitration. The arbitration was brought pursuant to the arbitration agreement contained in the Asset Purchase Agreement (“APA”) between Peerless and World Poker Tour Enterprises, Inc. (“WPTE”), a predecessor in interest to Ante5. The arbitration arises out of alleged representations and assurances made by Peerless and Jim Ryan (“Ryan”) to WPTE during the negotiation phase of the asset purchase of WPTE, upon which WPTE purports to have relied to its detriment and which WPTE contends resulted in breach of contract as well as tortious harm. Ante5 seeks legal and equitable relief, including punitive damages.

Arbitral proceedings are pending before Judicial Arbitration and Mediation Services (JAMS) in Los Angeles, California.  The arbitration demand was filed on March 18, 2011, and the arbitration commenced on March 28, 2011. Ante5, Inc. is the claimant. Named respondents are Peerless and Ryan.  Ryan filed a complaint in the U.S. District Court for the Central District of California on April 11, 2011, for declaratory relief that he is not required to arbitrate Ante5’s claims against him. The federal action is ongoing. The parties are currently engaged in discovery. The arbitration hearing is scheduled for January 2012.

Deloitte & Touche

Under our distribution (spin-off) agreement with Ante4, Inc., we were assigned rights under the claims in the case of WPT Enterprises, Inc. v. Deloitte & Touche, LLP, currently pending before the Superior Court of the State of California, County of Los Angeles.  The case is being handled by our attorneys on a contingency fee arrangement. The complaint in the case was filed in June 2007 and alleges claims for, among other things, breach of contract and professional negligence against Deloitte & Touche, LLP (“Deloitte”).  The plaintiffs, former shareholders of WPT Enterprises, Inc. (“WPTE”), allege that Deloitte caused them substantial harm when Deloitte refused to consent to the use of its audit opinion letter in connection with WPTE proposed stock offering. The case is currently scheduled for trial in March 2012.

Note 13 – Commitments and Contingencies

The Company is involved in various inquiries, administrative proceedings and litigation relating to matters arising in the normal course of business. The Company is not currently a defendant in any material litigation and is not aware of any threatened litigation that could have a material effect on the Company. Management is not able to estimate the minimum loss to be incurred, if any, as a result of the final outcome of these matters but believes they are not likely to have a material adverse effect upon the Company’s financial position or results of operations and, accordingly, no provision for loss has been recorded.

Voyager Oil& Gas, Inc. – Indemnification Agreement

In connection with the transfer of the Ante5 assets to us, we assumed certain liabilities of Ante4 relating to the previous WPT business. We also agreed to indemnify Ante4 and related individuals from (a) liabilities and expenses relating to operations of Ante4 prior to the effective date of the merger between Ante4, Inc. and Plains Energy Investments, Inc., (b) operation or ownership of Ante5’s assets after the merger effective date, and (c) certain tax liabilities of Ante4. Ante5’s obligation to indemnify Ante4 with respect to its former operations and certain tax liabilities is limited to $2.5 million in the aggregate.

FDIC Limits

The Company periodically maintains cash balances at banks in excess of federally insured amounts.  The extent of loss, if any, to be sustained as a result of any future failure of a bank or other financial institution is not subject to estimation at this time.

PartyGaming

The Company has recorded a contingent consideration receivable pursuant to FASB ASC 310-10-35 from the sale of substantially all of the assets of WPT Enterprises, Inc. prior to our spin-off from Ante4, Inc. on April 16, 2010. We have a dispute with Peerless Media, Ltd. (“Peerless”), a subsidiary of ElectraWorks, Ltd., the primary operating subsidiary of PartyGaming, PLC, now bwin.party digital entertainment Plc, regarding their performance of obligations with respect to the WPT Business purchased by it from Ante4 in November 2009. Accordingly, we have initiated arbitration. The arbitration was brought pursuant to the arbitration agreement contained in the Asset Purchase Agreement (“APA”) between Peerless and World Poker Tour Enterprises, Inc. (“WPTE”), a predecessor in interest to Ante5. The arbitration arises out of alleged representations and assurances made by Peerless and Jim Ryan (“Ryan”) to WPTE during the negotiation phase of the asset purchase of WPTE, upon which WPTE purports to have relied to its detriment and which WPTE contends resulted in breach of contract as well as tortious harm. Ante5 seeks legal and equitable relief, including punitive damages.

Arbitral proceedings are pending before Judicial Arbitration and Mediation Services (JAMS) in Los Angeles, California.  The arbitration demand was filed on March 18, 2011, and the arbitration commenced on March 28, 2011. Ante5, Inc. is the claimant. Named respondents are Peerless and Ryan.  Ryan filed a complaint in the U.S. District Court for the Central District of California on April 11, 2011, for declaratory relief that he is not required to arbitrate Ante5’s claims against him. The federal action is ongoing. The parties are currently engaged in discovery. The arbitration hearing is scheduled for January 2012.

Deloitte & Touche

Under our distribution (spin-off) agreement with Ante4, Inc., we were assigned rights under the claims in the case of WPT Enterprises, Inc. v. Deloitte & Touche, LLP, currently pending before the Superior Court of the State of California, County of Los Angeles.  The case is being handled by our attorneys on a contingency fee arrangement. The complaint in the case was filed in June 2007 and alleges claims for, among other things, breach of contract and professional negligence against Deloitte & Touche, LLP (“Deloitte”).  The plaintiffs, former shareholders of WPT Enterprises, Inc. (“WPTE”), allege that Deloitte caused them substantial harm when Deloitte refused to consent to the use of its audit opinion letter in connection with WPTE proposed stock offering. The case is currently scheduled for trial in March 2012.